Rotable spare parts, furniture and equipment, net	12 Months Ended
Dec. 31, 2019
Rotable spare parts, furniture and equipment, net
Rotable spare parts, furniture and equipment, net

12.  Rotable spare parts, furniture and equipment, net

	Gross value						Accumulated depreciation and impairment						Net carrying value
	At December		At December		At December		At December		At December		At December		At December		At December		At December
	31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017		31, 2019		31, 2018		31, 2017
Leasehold improvements to flight equipment	Ps.	4,220,672	Ps.	3,424,778	Ps.	2,575,495	Ps.	(2,679,884)	Ps.	(2,210,189)	Ps.	(1,882,996)	Ps.	1,540,788	Ps.	1,214,589	Ps.	692,499
Pre-delivery payments		4,507,770		3,672,090		2,783,303		—		—		—		4,507,770		3,672,090		2,783,303
Flight equipment		1,287,102		932,642		830,145		(553,852)		(268,320)		(199,223)		733,250		664,322		630,922
Construction and improvements in process		474,240		142,738		193,607		—		—		—		474,240		142,738		193,607
Constructions and improvements		172,460		132,446		131,503		(131,510)		(117,211)		(106,335)		40,950		15,235		25,168
Computer equipment		47,566		44,563		30,113		(34,495)		(28,016)		(20,790)		13,071		16,547		9,323
Workshop tools		26,875		23,454		20,500		(22,023)		(20,085)		(18,229)		4,852		3,369		2,271
Electric power equipment		20,412		15,438		15,439		(11,400)		(10,316)		(9,185)		9,012		5,122		6,254
Communications equipment		14,099		12,305		11,229		(8,322)		(7,394)		(6,502)		5,777		4,911		4,727
Workshop machinery and equipment		16,301		9,530		8,405		(6,092)		(5,049)		(4,345)		10,209		4,481		4,060
Motorized transport equipment platform		15,026		5,496		5,587		(5,392)		(5,050)		(4,701)		9,634		446		886
Service carts on board		7,675		5,403		5,403		(5,554)		(5,277)		(5,021)		2,121		126		382
Office furniture and equipment		70,709		66,546		44,749		(34,049)		(28,240)		(22,454)		36,660		38,306		22,295
Allowance for obsolescence		(3,000)		—		—		—		—		—		(3,000)		—		—
Total	Ps.	10,877,907	Ps.	8,487,429	Ps.	6,655,478	Ps.	(3,492,573)	Ps.	(2,705,147)	Ps.	(2,279,781)	Ps.	7,385,334	Ps.	5,782,282	Ps.	4,375,697

* During the years ended December 31, 2019, 2018 and 2017, the Company capitalized borrowing costs of Ps.456,313, Ps.357,920 and Ps.193,389, respectively. The amount of this line is net of disposals of capitalized borrowing costs related to sale and leaseback transactions of Ps.328,571, Ps.242,678 and Ps.110,274, respectively.

													Motorized				Workshop
			Constructions										transport				machinery		Service						Construction and		Leasehold
	Flight		and		Computer		Office furniture		Electric power		Workshop		equipment		Communications		and		carts on		Allowance for		Pre-delivery		improvements		improvements to
	equipment		improvements		equipment		and equipment		equipment		Tools		platform		equipment		equipment		board		obsolescence		payments		in process		flight equipment		Total
Net book amount as of December 31, 2016	Ps.	577,498	Ps.	35,013	Ps.	7,200	Ps.	17,657	Ps.	6,928	Ps.	4,585	Ps.	1,357	Ps.	3,555	Ps.	3,618	Ps.	758	Ps.	—	Ps.	1,206,330	Ps.	255,374	Ps.	405,135	Ps.	2,525,008
Additions		115,558		—		1,845		6,805		—		—		—		—		123		—		—		1,707,805		206,932		545,164		2,584,232
Disposals and transfers		(930)		—		—		(15)		—		—		—		—		—		—		—		(213,947)		(3,555)		(101,224)		(319,671)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		83,115		—		—		83,115
Other movements		—		10,371		4,087		1,649		620		—		—		1,968		1,041		—		—		—		(265,144)		244,712		(696)
Depreciation		(61,204)		(20,216)		(3,809)		(3,801)		(1,294)		(2,314)		(471)		(796)		(722)		(376)		—		—		—		(401,288)		(496,291)
As of December 31, 2017		630,922		25,168		9,323		22,295		6,254		2,271		886		4,727		4,060		382		—		2,783,303		193,607		692,499		4,375,697
Cost		830,145		131,503		30,113		44,749		15,439		20,500		5,587		11,229		8,405		5,403		—		2,783,303		193,607		2,575,495		6,655,478
Accumulated depreciation		(199,223)		(106,335)		(20,790)		(22,454)		(9,185)		(18,229)		(4,701)		(6,502)		(4,345)		(5,021)		—		—		—		(1,882,996)		(2,279,781)
Net book amount as of December 31, 2017		630,922		25,168		9,323		22,295		6,254		2,271		886		4,727		4,060		382		—		2,783,303		193,607		692,499		4,375,697
Additions		366,371		689		5,316		652		—		2,673		—		1,050		1,040		—		—		1,485,643		142,703		687,260		2,693,397
Disposals and transfers		(261,866)		—		—		—		—		—		—		—		(2)		—		—		(712,098)		(89)		—		(974,055)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		115,242		—		—		115,242
Other movements		—		67		9,123		21,568		—		281		42		26		110		—		—		—		(193,483)		162,023		(243)
Depreciation		(71,105)		(10,689)		(7,215)		(6,209)		(1,132)		(1,856)		(482)		(892)		(727)		(256)		—		—		—		(327,193)		(427,756)
As of December 31, 2018		664,322		15,235		16,547		38,306		5,122		3,369		446		4,911		4,481		126		—		3,672,090		142,738		1,214,589		5,782,282
Cost		932,642		132,446		44,563		66,546		15,438		23,454		5,496		12,305		9,530		5,403		—		3,672,090		142,738		3,424,778		8,487,429
Accumulated depreciation		(268,320)		(117,211)		(28,016)		(28,240)		(10,316)		(20,085)		(5,050)		(7,394)		(5,049)		(5,277)		—		—		—		(2,210,189)		(2,705,147)
Net book amount as of December 31, 2018		664,322		15,235		16,547		38,306		5,122		3,369		446		4,911		4,481		126		—		3,672,090		142,738		1,214,589		5,782,282
Additions		692,186		5,596		1,730		1,461		2,487		3,137		—		355		4,278		2,273		(3,000)		1,412,790		525,556		661,954		3,310,803
Disposals and transfers		(538,370)		—		(131)		(10)		—		—		—		(2)		(35)		—		—		(704,852)		(3,957)		—		(1,247,357)
Borrowing costs, net*		—		—		—		—		—		—		—		—		—		—		—		127,742		—		—		127,742
Other movements		—		34,840		1,999		2,757		2,487		284		9,529		1,446		2,529		—		—		—		(190,097)		133,939		(287)
Depreciation		(84,888)		(14,721)		(7,074)		(5,854)		(1,084)		(1,938)		(341)		(933)		(1,044)		(278)		—		—		—		(469,694)		(587,849)
As of December 31, 2019		733,250		40,950		13,071		36,660		9,012		4,852		9,634		5,777		10,209		2,121		(3,000)		4,507,770		474,240		1,540,788		7,385,334
Cost		1,287,102		172,460		47,566		70,709		20,412		26,875		15,026		14,099		16,301		7,675		(3,000)		4,507,770		474,240		4,220,672		10,877,907
Accumulated depreciation		(553,852)		(131,510)		(34,495)		(34,049)		(11,400)		(22,023)		(5,392)		(8,322)		(6,092)		(5,554)		—		—		—		(2,679,884)		(3,492,573)
Net book amount as of December 31, 2019	Ps.	733,250	Ps.	40,950	Ps.	13,071	Ps.	36,660	Ps.	9,012	Ps.	4,852	Ps.	9,634	Ps.	5,777	Ps.	10,209	Ps.	2,121	Ps.	(3,000)	Ps.	4,507,770	Ps.	474,240	Ps.	1,540,788	Ps.	7,385,334

a)  Depreciation expense for the years ended December 31, 2019, 2018 and 2017, was Ps.587,849, Ps.427,756 and Ps.496,291, respectively. Depreciation charges for the year are recognized as a component of operating expenses in the consolidated statements of operations.

b)  In October 2005 and December 2006, the Company entered into purchase agreements with Airbus and International Aero Engines AG (“IAE”) for the purchase of aircraft and engines, respectively. Under such agreements and prior to the delivery of each aircraft and engine, the Company agreed to make pre-delivery payments, which were calculated based on the reference price of each aircraft and engine, and following a formula established for such purpose in the agreements.

In 2011, the Company amended the agreement with Airbus for the purchase of 44 A320 family aircraft to be delivered from 2015 to 2020. The new order includes 14 A320CEO ("Current Engine Option Aircraft") and 30 A320NEO. Additionally, during December 2017, the Company amended the agreement with Airbus for the purchase of 80 A320 family aircraft to be delivered from 2022 to 2026. The new order includes 46 A320NEO and 34 A321NEO. Under such agreement and prior to the delivery of each aircraft, the Company agreed to make pre-delivery payments, which shall be calculated based on the reference price of each aircraft, and following a formula established for such purpose in the agreement.

In November 2018, the Company amended the agreement with Airbus to reschedule the remaining 26 fleet deliveries between 2019 and 2022. Also, in this amendment Volaris used its rights on the Airbus Purchase Agreement to convert six A320NEO into A321NEO.

On August 16, 2013, the Company entered into certain agreements with IAE and United Technologies Corporation Pratt & Whitney Division (“P&W”), which included the purchase of the engines for 14 A320CEO and 30 A320NEO respectively, to be delivered between 2014 and 2022. This agreement also included the purchase of one spare engine for the A320CEO fleet (which was received during the fourth quarter of 2016) and six spare engines for the A320NEO fleet to be received from 2017 to 2022. In November 2015, the Company amended the agreement with the engine supplier to provide major maintenance services for the engines of sixteen aircrafts (10 A320NEO and 6 A321NEO). This agreement also includes the purchase of three spare engines, two of them for the A320NEO fleet, and one for the A321NEO fleet.

The Company received credit notes from P&W in December 2017 of Ps.58,530 (US$3.06 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2018, and 2017, the Company amortized a corresponding benefit from these credit notes of Ps.4,878 and Ps.1,219, respectively, which is recognized as an offset to maintenance expenses in the consolidated statements of operations.

During the years ended December 31, 2019, 2018 and 2017, the amounts paid for aircraft and spare engine pre-delivery payments were of Ps.1,412,790 (US$75.0 million), Ps.1,485,643 (US$77.1 million) and Ps.1,707,805 (US$90.0 million), respectively.

The current purchase agreement with Airbus requires the Company to accept delivery of 103 Airbus A320 family aircraft during the following six years (from January 2020 to November 2026). The agreement provides for the addition of 103 Aircraft to its fleet as follows: eight in 2020, thirteen in 2021, thirteen in 2022, sixteen in 2023, thirteen in 2024, fifteen in 2025 and twenty-five in 2026.

Commitments to acquisitions of property and equipment are disclosed in Note 23.

During the years ended December 31, 2019, 2018 and 2017 the Company entered into aircraft and spare engines sale and leaseback transactions, resulting in a gain of Ps.284,759, Ps.609,168 and Ps.65,886, respectively, that was recorded under the caption other income in the consolidated statement of operations , only the amount of gains that relates to the rights transferred to the buyer-lessor. The rest of the gains are amortized under the lease term (Note 20).

c)  During December 2017, the Company entered into an updated total support agreement with Lufthansa for 66 months, with an effective date on July 1, 2018. This agreement includes similar terms and conditions as the original agreement.

As part of this agreement, the Company received credit notes of Ps.28,110 (US$1.5 million), which are being amortized on a straight-line basis, prospectively during the term of the agreement. As of December 31, 2019,and 2018, the Company amortized a corresponding benefit from these credit notes of Ps.5,230 and Ps.7,191, respectively, recognized as an offset to maintenance expenses in the consolidated statements of operations.

d)  On September 5, 2019, the Company acquired one previously leased A319 aircraft from the lessor, which was accounted for a cost for a total amount of Ps.392,076 (US$19,600). This transaction did not generate any gain or loses in our consolidated statements of operations.

The Company identified the major components as separate parts at their respective cost. These major components of the aircraft are presented as part of the aircraft and depreciated over their useful life.

During the month of December, the Company sold the recently acquire aircraft engines in by a sale and lease back transaction. As of December 31, 2019, the carry amount of the remaining owned aircraft and the depreciation was Ps.54,771 and Ps.1,787, respectively.